UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Buffalo Jayhawk China Fund
Schedule of Investments
June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.52%
	Consumer Discretionary - 17.85%
	Auto Components - 4.56%
4,730,000	Launch Tech Company Ltd. - Class H	$1,203,793
40,000	Wonder Auto Technology, Inc. (a)	264,000
		1,467,793

	Distributors - 1.97%
146,000	China Resources Enterprise Ltd.	548,956
130,000	Matsunichi Communication Holdings Ltd.	85,623
		634,579

	Household Durables - 0.55%
300,000	China Water Affairs Group Ltd. (a)	174,954

	Media - 2.85%
5,779,000	HC International, Inc. (a)	916,457

	Textiles, Apparel & Luxury Goods - 7.92%
896,000	Bauhaus International Holdings Ltd. (a)	207,407
13,768,000	Tack Fat Group International Ltd.	2,341,856
		2,549,263
	Total Consumer Discretionary	5,743,046

	Consumer Staples - 6.35%
	Food Products - 6.35%
1,908,000	China Green Holdings Ltd.	1,747,145
224,000	COFCO International Ltd.	152,118
64,000	Want Want Holdings Ltd.	147,200
	Total Consumer Staples	2,046,463

	Energy - 10.33%
	Oil & Gas - 7.89%
642,000	China Petroleum & Chemical Corp. - Class H	710,213
903,000	CNOOC Ltd. (a)	1,023,197
546,000	PetroChina Company Ltd.	804,420
		2,537,830

	Coal & Consumable Fuels - 2.44%
225,000	China Shenhua Energy Co. (a)	785,566
	Total Energy	3,323,396

	Financials - 3.01%
	Real Estate - 2.44%
296,000	Beijing Capital Land Ltd. - Class H	170,350
1,088,000	Shanghai Forte Land Company Ltd.	613,628
		783,978

	Insurance - 0.57%
26,000	Ping An Insurance Company of China Ltd. (a)	183,715
	Total Financials	967,693

	Health Care - 17.33%
	Health Care Equipment & Supplies - 9.94%
5,569,000	Golden Meditech Company Ltd. (a)	3,197,873

	Pharmaceuticals - 7.39%
7,294,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H	2,378,722
	Total Health Care	5,576,595

	Industrials - 17.93%
	Transportation - 1.99%
937,000	China Shipping Container Lines Company Ltd. - Class H (a)	639,909

	Airlines - 0.92%
440,000	China Southern Airlines Company Ltd. - Class H (a)	295,989

	Chemicals - 0.40%
182,000	Sinofert Holdings Ltd. (a)	128,717

	Commercial Services & Supplies - 4.06%
9,198,000	Jolimark Holdings Ltd. (a)	1,305,732

	Construction & Engineering - 2.41%
350,000	Baoye Group Company Ltd. - Class H	629,348
204,000	Cosco International holdings Ltd.	146,624
		775,972

	Transportation Infrastructure - 3.23%
472,000	Anhui Expressway Co. Ltd. - Class H	397,800
310,000	Beijing Capital International Airport Company Ltd. - Class H	436,106
266,400	Guangdong Provincial Expressway Development Co., Ltd. - Class B	207,486
		1,041,392

	Machinery - 3.37%
218,285	China International Marine Containers Co., Ltd. - Class B	540,185
291,400	Shanghai Zhenhua Port Machinery Co. Ltd. - Class B	543,170
		1,083,355

	Road & Rail - 1.55%
298,910	Dazhong Transportation Co. Ltd.	499,778
	Total Industrials	5,770,844

	Information Technology - 9.45%
	Communications Equipment - 0.50%
19,000	VTech Holdings Ltd.	160,374

	Electronic Equipment & Instruments - 5.07%
184,000	AAC Acoustic Technologies Holdings Inc. (a)	207,315
4,836,000	Kwang Sung Electronics H.K.	1,422,499
		1,629,814

	Internet Software & Services - 1.40%
198,000	China Lotsynergy Holding Ltd. (a)	89,894
5,130,000	China.com, Inc. (a)	360,843
		450,737

	Software - 2.48%
95,000	CDC Corp. - Class A (a)	798,950
	Total Information Technology	3,039,875

	Materials - 3.48%
	Metals & Mining - 3.48%
254,000	Jiangxi Copper Company Ltd. - Class H	426,842
318,000	Yanzhou Coal Mining Company Ltd. - Class H	485,589
354,000	Zijin Mining Group Co., Ltd. - Class H	208,256
	Total Materials	1,120,687

	Telecommunication Services - 4.27%
	Diversified Telecommunication Services - 1.40%
450,000	China Telecom Corp. Ltd. - Class H	264,733
46,000	Tencent Holdings Ltd.	185,313
		450,046

	Wireless Telecommunication Services - 2.87%
86,000	China Mobile Ltd.	923,330
	Total Telecommunication Services	1,373,376

	Utilities - 6.52%
	Electric Utilities - 6.52%
392,000	Datang International Power Generation Company Ltd. - Class H	605,607
1,298,000	Huadian Power International Corp. Ltd. - Class H	672,307
724,000	Huaneng Power International, Inc. - Class H	822,222
	Total Utilities	2,100,136

	TOTAL COMMON STOCKS (Cost $26,481,362)	31,062,111

	SHORT TERM INVESTMENTS - 4.76%
	Investment Company - 4.76%
1,531,652	SEI Daily Income Trust Treasury II Fund - Class B	1,531,652
	Total Investment Company	1,531,652

	TOTAL SHORT TERM INVESTMENTS (Cost $1,531,652)	1,531,652

	Total Investments (Cost $28,013,014) - 101.28%	32,593,763

	Liabilities in Excess of Other Assets - (1.28)%	(412,645)

	TOTAL NET ASSETS - 100.00%	$32,181,118

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments	$ 28,013,014
Gross unrealized appreciation	5,253,904
Gross unrealized depreciation	(673,155)
Net unrealized appreciation	$ 4,580,749

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Face Amount		Value
		COMMON STOCKS - 96.39%
		Consumer Discretionary - 21.73%
		Hotels Restaurants & Leisure - 8.05%
	16,900	Ambassadors Group, Inc.	$600,457
	30,726	McCormick & Schmick's Seafood Restaurants, Inc. (a)	797,032
	73,100	Morton's Restaurant Group, Inc. (a)	1,323,841
	15,400	Steiner Leisure Ltd. (a)	756,448
	84,000	Trump Entertainment Resorts, Inc. (a)	1,054,200
			4,531,978

		Leisure Equipment & Products - 3.66%
	46,900	MarineMax, Inc. (a)	938,938
	77,900	Monaco Coach Corp.	1,117,865
			2,056,803

		Media - 1.50%
	19,200	Value Line, Inc.	842,880

		Multiline Retail - 1.48%
	67,400	Tuesday Morning Corp.	833,064

		Specialty Retail - 3.42%
	51,300	A.C. Moore Arts & Crafts, Inc. (a)	1,005,993
	69,150	Cache, Inc. (a)	917,621
			1,923,614

		Textiles, Apparel & Luxury Goods - 3.62%
	81,300	The Dixie Group, Inc. (a)	1,016,250
	23,000	Oxford Industries, Inc.	1,019,820
			2,036,070
		Total Consumer Discretionary	12,224,409

		Financials - 12.79%
		Capital Markets - 2.97%
	81,400	Sanders Morris Harris Group, Inc.	947,496
	43,600	Thomas Weisel Partners Group, Inc. (a)	725,940
			1,673,436

		Commercial Banks - 2.26%
	24,100	Boston Private Financial Holdings, Inc.	647,567
	21,700	PrivateBancorp, Inc.	624,960
			1,272,527

		Diversified Financial Services - 7.56%
	29,700	Cohen & Steers, Inc.	1,290,465
	37,500	Hennessy Advisors, Inc.	487,500
	137,500	MarketAxess Holdings, Inc. (a)	2,473,625
			4,251,590
		Total Financials	7,197,553

		Health Care - 25.88%
		Biotechnology - 2.77%
	51,000	LifeCell Corp. (a)	1,557,540

		Health Care Equipment & Supplies - 17.11%
	84,500	Align Technology, Inc. (a)	2,041,520
	53,000	AngioDynamics, Inc. (a)	954,530
	789,500	CardioDynamics International Corp. (a)	528,965
	48,100	ev3, Inc. (a)	811,928
	90,500	Lifecore Biomedical, Inc. (a)	1,436,235
	52,125	Meridian Bioscience, Inc.	1,129,027
	50,100	Neurometrix, Inc. (a)	486,471
	43,500	Nxstage Medical, Inc. (a)	562,455
	81,200	Spectranetics Corp. (a)	935,424
	63,800	Trinity Biotech plc - ADR (a)	740,718
			9,627,273

		Health Care Providers & Services - 6.00%
	34,900	ICON PLC - ADR (a)	1,526,526
	23,800	MWI Veterinary Supply, Inc. (a)	949,382
	35,600	PRA International (a)	900,680
			3,376,588
		Total Health Care	14,561,401

		Industrials - 19.35%
		Commercial Services & Supplies - 19.35%
	32,300	Capella Education Company (a)	1,486,769
	123,600	Cbiz, Inc. (a)	908,460
	61,858	Clayton Holdings, Inc. (a)	704,563
	23,700	CRA International, Inc. (a)	1,142,340
	22,100	First Advantage Corp. - Class A (a)	508,521
	30,800	FirstService Corp. (a)	1,109,416
	32,400	Heidrick & Struggles International, Inc. (a)	1,660,176
	56,300	Hudson Highland Group, Inc. (a)	1,204,257
	94,400	Innerworkings, Inc. (a)	1,512,288
	25,500	Universal Technical Institute, Inc. (a)	647,445
		Total Industrials	10,884,235

		Information Technology - 16.64%
		Electronic Equipment & Instruments - 4.37%
	67,500	DTS, Inc. (a)	1,469,475
	41,700	Measurement Specialties, Inc. (a)	987,456
			2,456,931

		Internet Software & Services - 7.35%
	67,900	eCollege.com, Inc. (a)	1,510,775
	53,700	The Knot, Inc. (a)	1,084,203
	65,950	LoopNet, Inc. (a)	1,538,614
			4,133,592

		Semiconductor & Semiconductor Equipment - 1.81%
	85,841	Entegris, Inc. (a)	1,019,791

		Software - 3.11%
	122,800	Packeteer, Inc. (a)	959,068
	66,700	PDF Solutions, Inc. (a)	789,061
			1,748,129
		Total Information Technology	9,358,443

		TOTAL COMMON STOCKS (Cost $43,019,214)	54,226,041

		SHORT TERM INVESTMENTS - 3.56%
		Investment Company - 0.98%
	551,319	SEI Daily Income Trust Treasury II Fund - Class B	551,319
		Total Investment Company	551,319

		U.S. Treasury Obligations - 2.58%
		Public Finance, Taxation, And Monetary Policy - 2.58%
	1,453,000	0.000%, 07/12/2007	1,451,420
		Total U.S. Treasury Obligations	1,451,420

		TOTAL SHORT TERM INVESTMENTS (Cost $2,002,739)	2,002,739

		Total Investments (Cost $45,021,953) - 99.95%	56,228,780

		Other Assets in Excess of Liabilities - 0.05%	27,577

		TOTAL NET ASSETS - 100.00%	$56,256,357

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$ 45,021,953
	Gross unrealized appreciation	13,816,913
	Gross unrealized depreciation	(2,610,086)
	Net unrealized appreciation	$ 11,206,827

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Face Amount		Value
		COMMON STOCKS - 92.14%
		Consumer Discretionary - 24.79%
		Auto Components - 3.69%
	128,900	Autoliv, Inc.	$7,330,543
	446,800	Gentex Corp.	8,797,492
			16,128,035

		Hotels Restaurants & Leisure - 4.74%
	128,475	Life Time Fitness, Inc. (a)	6,838,724
	155,300	Penn National Gaming, Inc. (a)	9,331,977
	105,800	Royal Caribbean Cruises Ltd.	4,547,284
			20,717,985

		Leisure Equipment & Products - 0.96%
	128,000	Brunswick Corp.	4,176,640

		Specialty Retail - 12.35%
	89,000	Abercrombie & Fitch Co. - Class A	6,495,220
	146,861	Barnes & Noble, Inc.	5,649,743
	189,000	Chico's FAS, Inc. (a)	4,600,260
	234,500	PETsMART, Inc.	7,609,525
	238,500	Talbots, Inc.	5,969,655
	157,100	Tiffany & Co.	8,335,726
	327,700	Urban Outfitters, Inc. (a)	7,874,631
	73,600	Weight Watchers International, Inc.	3,741,824
	116,900	Williams-Sonoma, Inc.	3,691,702
			53,968,286

		Textiles, Apparel & Luxury Goods - 3.05%
	45,600	Mohawk Industries, Inc. (a)	4,596,024
	88,800	Polo Ralph Lauren Corp.	8,712,168
			13,308,192
		Total Consumer Discretionary	108,299,138

		Consumer Staples - 1.58%
		Food & Staples Retailing - 1.58%
	180,700	Whole Foods Market, Inc.	6,920,810
		Total Consumer Staples	6,920,810

		Financials - 9.79%
		Capital Markets - 2.21%
	114,175	A.G. Edwards, Inc.	9,653,496

		Diversified Financial Services - 7.58%
	366,800	Janus Capital Group, Inc.	10,211,712
	61,950	Legg Mason, Inc.	6,094,641
	232,100	Morningstar, Inc. (a)	10,914,503
	114,000	T. Rowe Price Group, Inc.	5,915,460
			33,136,316
		Total Financials	42,789,812

		Health Care - 24.63%
		Biotechnology - 2.50%
	265,400	Amylin Pharmaceuticals, Inc. (a)	10,923,864

		Health Care Equipment & Supplies - 6.65%
	92,800	Dade Behring Holdings, Inc.	4,929,536
	130,000	DENTSPLY International, Inc.	4,973,800
	463,300	Qiagen N.V. (a)	8,242,107
	160,100	Sigma-Aldrich Corp.	6,831,467
	68,500	Waters Corp. (a)	4,066,160
			29,043,070

		Health Care Providers & Services - 6.93%
	215,800	Charles River Laboratories International, Inc. (a)	11,139,596
	333,600	IMS Health, Inc.	10,718,568
	219,900	Pharmaceutical Product Development, Inc.	8,415,573
			30,273,737

		Pharmaceuticals - 8.55%
	161,600	Barr Pharmaceuticals, Inc. (a)	8,117,168
	289,900	Endo Pharmaceuticals Holdings, Inc. (a)	9,923,277
	264,900	Medicis Pharmaceutical Corp. - Class A	8,090,046
	151,600	Shire Pharmaceuticals PLC - ADR	11,238,108
			37,368,599
		Total Health Care	107,609,270

		Industrials - 9.01%
		Commercial Services & Supplies - 9.01%
	115,800	ChoicePoint Inc. (a)	4,915,710
	230,000	DeVry, Inc.	7,824,600
	437,000	Hewitt Associates, Inc. - Class A (a)	13,984,000
	303,150	Iron Mountain, Inc. (a)	7,921,309
	114,500	Monster Worldwide, Inc. (a)	4,705,950
		Total Industrials	39,351,569

		Information Technology - 22.34%
		Communications Equipment - 1.83%
	108,000	Garmin Ltd.	7,988,760

		Electronic Equipment & Instruments - 2.23%
	442,000	Jabil Circuit, Inc.	9,754,940

		IT Services - 2.54%
	276,600	CheckFree Corp. (a)	11,119,320

		Semiconductor & Semiconductor Equipment - 7.40%
	373,800	Altera Corp.	8,272,194
	108,300	KLA-Tencor Corp.	5,951,085
	204,100	National Semiconductor Corp.	5,769,907
	249,600	Novellus Systems, Inc. (a)	7,081,152
	107,200	SanDisk Corp. (a)	5,246,368
			32,320,706

		Software - 8.34%
	534,400	BEA Systems, Inc. (a)	7,315,936
	211,450	Cadence Design Systems, Inc. (a)	4,643,442
	235,800	Citrix Systems, Inc. (a)	7,939,386
	70,700	F5 Networks, Inc. (a)	5,698,420
	487,100	Red Hat, Inc. (a)	10,852,588
			36,449,772
		Total Information Technology	97,633,498

		TOTAL COMMON STOCKS (Cost $310,126,129)	402,604,097

		SHORT TERM INVESTMENTS - 7.84%
		Investment Company - 0.34%
	1,500,594	SEI Daily Income Trust Treasury II Fund - Class B	1,500,594
		Total Investment Company	1,500,594

		U.S. Treasury Obligations - 7.50%
		Public Finance, Taxation, And Monetary Policy - 7.50%
	2,569,000	0.000%, 07/05/2007	2,567,985
	15,159,000	0.000%, 07/12/2007	15,142,510
	15,094,000	4.880%, 07/19/2007	15,068,325
		Total U.S. Treasury Obligations	32,778,820

		TOTAL SHORT TERM INVESTMENTS (Cost $34,279,414)	34,279,414

		Total Investments (Cost $344,405,543) - 99.98%	436,883,511

		Other Assets in Excess of Liabilities - 0.02%	71,322

		TOTAL NET ASSETS - 100.00%	$436,954,833

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$ 344,405,543
	Gross unrealized appreciation	99,658,853
	Gross unrealized depreciation	(7,180,885)
	Net unrealized appreciation	$ 92,477,968

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Face Amount		Value
		COMMON STOCKS - 94.23%
		Consumer Discretionary - 1.20%
		Internet & Catalog Retail - 1.20%
	65,700	eBay, Inc. (a)	$2,114,226
		Total Consumer Discretionary	2,114,226

		Health Care - 36.36%
		Biotechnology - 5.45%
	68,600	Amylin Pharmaceuticals, Inc. (a)	2,823,576
	43,300	Gilead Sciences, Inc. (a)	1,678,741
	56,000	InterMune, Inc. (a)	1,452,640
	118,900	LifeCell Corp. (a)	3,631,206
			9,586,163

		Health Care Equipment & Supplies - 14.12%
	133,100	Align Technology, Inc. (a)	3,215,696
	95,100	American Medical Systems Holdings, Inc. (a)	1,715,604
	23,000	C.R. Bard, Inc.	1,900,490
	162,400	ev3, Inc. (a)	2,741,312
	70,900	Mentor Corp.	2,884,212
	134,000	Neurometrix, Inc. (a)	1,301,140
	146,800	NxStage Medical, Inc. (a)	1,898,124
	152,200	Qiagen N.V. (a)	2,707,638
	40,000	Sigma-Aldrich Corp.	1,706,800
	112,746	Trinity Biotech plc - ADR (a)	1,308,981
	44,300	Varian Medical Systems, Inc. (a)	1,883,193
	26,500	Waters Corp. (a)	1,573,040
			24,836,230

		Health Care Providers & Services - 7.55%
	96,100	AMN Healthcare Services, Inc. (a)	2,114,200
	51,600	Charles River Laboratories International, Inc. (a)	2,663,592
	28,000	Covance, Inc. (a)	1,919,680
	103,700	IMS Health, Inc.	3,331,881
	85,000	Pharmaceutical Product Development, Inc.	3,252,950
			13,282,303

		Pharmaceuticals - 9.24%
	48,900	Barr Pharmaceuticals, Inc. (a)	2,456,247
	26,300	Bayer AG - ADR	1,980,390
	87,000	Medicis Pharmaceutical Corp. - Class A	2,656,980
	67,400	Schering-Plough Corp.	2,051,656
	24,800	Shire Pharmaceuticals Group PLC - ADR	1,838,424
	47,600	Teva Pharmaceutical Industries, Ltd. - ADR	1,963,500
	57,700	Wyeth	3,308,518
			16,255,715
		Total Health Care	63,960,411

		Industrials - 4.84%
		Commercial Services & Supplies - 4.84%
	47,100	Capella Education Co. (a)	2,168,013
	137,600	Hewitt Associates, Inc. - Class A (a)	4,403,200
	47,500	Monster Worldwide, Inc. (a)	1,952,250
		Total Industrials	8,523,463

		Information Technology - 51.83%
		Communications Equipment - 7.68%
	102,800	Adtran, Inc.	2,669,716
	84,400	Cisco Systems, Inc. (a)	2,350,540
	127,800	Corning, Inc. (a)	3,265,290
	144,400	Motorola, Inc.	2,555,880
	94,700	Nokia OYJ - ADR	2,662,017
			13,503,443

		Computers & Peripherals - 1.47%
	142,800	EMC Corp. (a)	2,584,680

		Electronic Equipment & Instruments - 7.88%
	43,000	Dolby Laboratories, Inc. - Class A (a)	1,522,630
	192,100	Jabil Circuit, Inc.	4,239,647
	92,500	Molex, Inc.	2,775,925
	102,450	National Instruments Corp.	3,336,796
	61,800	Trimble Navigation Ltd. (a)	1,989,960
			13,864,958

		Internet Software & Services - 2.35%
	20,000	Equinix, Inc. (a)	1,829,400
	85,000	Yahoo!, Inc. (a)	2,306,050
			4,135,450

		IT Services - 1.98%
	86,600	CheckFree Corp. (a)	3,481,320

		Semiconductor & Semiconductor Equipment - 19.23%
	111,150	Altera Corp.	2,459,749
	102,400	Applied Materials, Inc.	2,034,688
	60,800	Broadcom Corp. - Class A (a)	1,778,400
	120,100	Cabot Microelectronics Corp. (a)	4,262,349
	81,800	Cree, Inc. (a)	2,114,530
	120,700	Entegris, Inc. (a)	1,433,916
	123,900	Fairchild Semiconductor International, Inc. (a)	2,393,748
	50,100	FormFactor, Inc. (a)	1,918,830
	86,150	Intel Corp.	2,046,924
	88,850	Maxim Integrated Products, Inc.	2,968,479
	81,600	MKS Instruments, Inc. (a)	2,260,320
	26,500	Novellus Systems, Inc. (a)	751,805
	48,400	SanDisk Corp. (a)	2,368,696
	145,500	Semtech Corp. (a)	2,521,515
	67,000	Texas Instruments, Inc.	2,521,210
			33,835,159

		Software - 11.24%
	205,600	BEA Systems, Inc. (a)	2,814,664
	77,450	Cadence Design Systems, Inc. (a)	1,700,802
	73,000	Citrix Systems, Inc. (a)	2,457,910
	20,400	F5 Networks, Inc. (a)	1,644,240
	53,700	Manhattan Associates, Inc. (a)	1,498,767
	67,900	Microsoft Corp.	2,001,013
	106,800	Oracle Corp. (a)	2,105,028
	131,000	Red Hat, Inc. (a)	2,918,680
	130,000	Symantec Corp. (a)	2,626,000
			19,767,104
		Total Information Technology	91,172,114

		TOTAL COMMON STOCKS (Cost $132,971,678)	165,770,214

		SHORT TERM INVESTMENTS - 6.14%
		Investment Company - 0.57%
	1,000,553	SEI Daily Income Trust Treasury II Fund - Class B	1,000,553
		Total Investment Company	1,000,553

		U.S. Treasury Obligations - 5.57%
		Public Finance, Taxation, And Monetary Policy - 5.57%
	430,000	0.000%, 07/05/2007	429,818
	9,093,000	0.000%, 07/12/2007	9,083,116
	288,000	4.880%, 07/19/2007	287,388
		Total U.S. Treasury Obligations (Cost $9,512,934)	9,800,322

		TOTAL SHORT TERM INVESTMENTS (Cost $10,800,875)	10,800,875

		Total Investments (Cost $143,772,553) - 100.37%	176,571,089

		Liabilities in Excess of Other Assets - (0.37)%	(652,987)

		TOTAL NET ASSETS - 100.00%	$175,918,102

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$ 143,772,553
	Gross unrealized appreciation	36,516,430
	Gross unrealized depreciation	(3,717,894)
	Net unrealized appreciation	$ 32,798,536

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Funds

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     August 28, 2007